FAIR VALUE MEASUREMENTS (Details) ¥ in Thousands, $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2020 CNY (¥)
FAIR VALUE MEASUREMENTS
Short-term investments	¥ 22,000	$ 3,054		¥ (1,125)	¥ 0
Change in fair value of equity securities	¥ 131,000			50,000
Term of puttable bond	2 years						2 years	2 years
Unrealized gain/loss on the available-for-sale securities	¥ (10,000)			19,000	10,000
Change in fair value of warrant liability	0			0
Amount of consideration for subscribed trust units	2,706,444			668,083
Fair value by liability
FAIR VALUE MEASUREMENTS
Change in fair value of warrant liability	35,000			0
Amount of consideration for subscribed trust units	¥ 2,706,000			668,000
Change in fair value of derivative forward contracts
FAIR VALUE MEASUREMENTS
Derivative, notional amount							$ 940,000	€ 330	$ 870,000	€ 170
Loss/ gain on derivative			€ 115	(389,000)	(164,000)
Foreign exchange option
FAIR VALUE MEASUREMENTS
Derivative, notional amount | $							180,000		520,000
Derivative sold, notional amount | $							$ 160,000		$ 500,000
Remaining maturity of foreign currency derivative	12 months	12 months	12 months
Loss/ gain on derivative	¥ 1,000			74,600	4,000
Convertible senior note payable
FAIR VALUE MEASUREMENTS
Loss/ gain on derivative	¥ 323,000			¥ 31,000	¥ 12,000
Interest Rate Swap
FAIR VALUE MEASUREMENTS
Derivative, notional amount											¥ 79,000
Change in fair value of interest rate swap cash flow hedges						¥ 12,000